Investment Properties (Tables)	12 Months Ended
Dec. 31, 2019
Investment properties [abstract]
Summary of investment properties

RMB’000
As at 1 January 2018
Cost	594,135
Accumulated depreciation	(202,869)

Net book amount	391,266

Year ended 31 December 2018
Opening net book amount	391,266
Charge for the year	(14,527)

Closing net book amount	376,739

As at 31 December 2018
Cost	594,135
Accumulated depreciation	(217,396)

Net book amount	376,739

Year ended 31 December 2019
Opening net book amount	376,739
Transferred from property plant and equipment (Note 17)	12,347
Transferred to property plant and equipment (Note 17)	(6,924)
Charge for the year	(14,694)

Closing net book amount	367,468

As at 31 December 2019
Cost	602,659
Accumulated depreciation	(235,191)

Net book amount	367,468

Summary of minimum lease payments receivable on leases of investment properties

	As at 31 December
	2018 RMB’000	2019 RMB’000
Within 1 year	48,386	43,322
Between 1 and 2 years	3,715	1,517
Above 2 years	-	-